Deferred Tax - Schedule of Net Deferred Tax Assets and Liabilities has been Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Deferred tax assets and liabilities [Line Items]
Beginning balance	€ 1,428	€ 1,323
Charged to income statement	(509)	119	[1]	€ (289)	[1]
Charged to income statement	391	260
Charged to OCI	(2,964)	(261)
Net exchange differences	147	103
Disposal of a business	0
Transfers to disposal groups	(845)
Transfer (to)/from current income tax	25	2
Transfer (to) /from other headings	(1)
Other	(3)
Ending balance	(1,823)	1,428		1,323
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	776	663
Charged to income statement	(75)	113
Charged to OCI	0	(1)
Net exchange differences	1	1
Disposal of a business	(1)
Transfers to disposal groups	(685)
Ending balance	15	776		663
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,823	2,156
Charged to income statement	400	(113)
Charged to OCI	(3,213)	(359)
Net exchange differences	180	167
Disposal of a business	1
Transfers to disposal groups	168
Transfer (to) /from other headings	(95)	(29)
Ending balance	(737)	1,823		2,156
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(1,402)	(1,533)
Charged to income statement	(336)	217
Net exchange differences	(72)	(86)
Disposal of a business	3
Transfers to disposal groups	195
Transfer (to) /from other headings	97
Ending balance	(1,515)	(1,402)		(1,533)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,706	1,433
Charged to income statement	563	162
Net exchange differences	88	112
Disposal of a business	(5)
Transfers to disposal groups	(1)
Ending balance	2,351	1,706		1,433
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(154)	(206)
Charged to income statement	(187)	(32)
Charged to OCI	248	100
Net exchange differences	(12)	(15)
Transfers to disposal groups	(94)
Ending balance	(199)	(154)		(206)
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(1,018)	(823)
Charged to income statement	184	(140)
Net exchange differences	(24)	(56)
Transfers to disposal groups	(454)
Transfer (to)/from current income tax	25	2
Transfer (to) /from other headings		(1)
Other	(1)
Ending balance	(1,287)	(1,018)		(823)
Other [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(303)	(366)
Charged to income statement	(158)	54
Charged to OCI	1	(1)
Net exchange differences	(13)	(20)
Disposal of a business	2
Transfers to disposal groups	26
Transfer (to) /from other headings	(3)	30
Other	(3)
Ending balance	€ (450)	€ (303)		€ (366)

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.